Affiliated companies and other equity-method investees - Summary of balances and transactions with affiliated companies and other equity-method investees (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Subsidiary or Equity Method Investee [Line Items]
Revenues		¥ 2,486,726	¥ 1,593,999	¥ 1,617,235
Non-interest expenses		1,186,103	1,137,267	1,171,201
Affiliated companies and other equity-method investees [Member]
Subsidiary or Equity Method Investee [Line Items]
Investments in affiliated companies		398,485	363,281
Advances to affiliated companies		4,000	1,000
Other receivables from affiliated companies	[1]	25,415	24,754
Other payables to affiliated companies	[2]	31,074	30,617
Revenues		2,795	2,660	2,240
Non-interest expenses		50,966	50,004	50,753
Purchase of software, securities and tangible assets		¥ 19,602	¥ 12,760	¥ 14,407

[1]	Includes ROU assets of ¥23,899 million and ¥23,311 million as of March 31, 2022 and 2023 respectively.
[2]	Includes operating lease liabilities of ¥23,899 million and ¥23,311 million as of March 31, 2022 and 2023 respectively.